Accounts and Notes Receivable	12 Months Ended
Dec. 31, 2025
Accounts and Notes Receivable
Accounts and Notes Receivable
3.	Accounts and Notes Receivable

The Company’s accounts receivable on December 31, 2025 and 2024, are summarized as follows (figures are in thousands of USD):

	December 31,
	2025	2024
Accounts receivable - unrelated parties	$212,446	$246,973
Notes receivable - unrelated parties (1)	140,795	94,085
Total accounts and notes receivable - unrelated parties	353,241	341,058
Less: allowance for credit losses - unrelated parties	(7,203)	(11,783)
Accounts and notes receivable, net - unrelated parties	346,038	329,275
Accounts and notes receivable - related parties	16,714	15,687
Less: allowance for credit losses - related parties	(973)	(1,463)
Accounts and notes receivable, net - related parties	15,741	14,224
Accounts and notes receivable, net	$361,779	$343,499
(1)	Notes receivable represents accounts receivable in the form of bills of exchange whose acceptances and settlements are handled by banks.

As of December 31, 2025 and 2024, the Company pledged its notes receivable in amounts of $7.8 million and $2.2 million, respectively, as collateral for banks to endorse the payment of the Company’s notes payable to the noteholder upon maturity (See Note 12).

As of December 31, 2025 and December 31, 2024, the Company pledged its accounts receivable with amounts of nil and $0.4 million, respectively, as collateral for banks to obtain the long-term loans.

The activity in the Company’s allowance for credit losses  of accounts receivable during the years ended December 31, 2025, 2024 and 2023, is summarized as follows (figures are in thousands of USD):

	Year Ended December 31,
	2025	2024	2023
Balance at beginning of year	$13,246	$17,003	$16,122
Amounts provided during the year	1,123	278	2,002
Amounts reversed of collection during the year	(1,813)	(1,213)	(463)
Writing off uncollectible account receivables	(4,586)	(2,544)	(410)
Foreign currency translation	206	(278)	(248)
Balance at end of year	$8,176	$13,246	$17,003